American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2022

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 88.4%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	47,678,463	50,534,014
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	130,834,507	138,609,496
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	74,296,838	80,719,579
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	20,066,871	21,311,433
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	46,896,588	54,802,820
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	37,201,689	41,378,616
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	40,184,924	48,546,085
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	3,420,438	4,276,314
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	762,432	891,265
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	83,261,510	76,205,086
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	66,369,794	58,748,721
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	85,123,110	87,218,155
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	62,491,966	56,062,842
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	5,917,776	5,618,596
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	27,007,459	25,005,136
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	25,382,460	24,278,890
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	6,778,628	6,537,101
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	46,307,734	36,638,256
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	47,916,349	36,987,508
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	52,291,496	40,689,609
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	124,750,992	126,863,101
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	37,012,656	37,647,467
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	92,553,337	94,190,089
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	95,592,707	97,243,191
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	12,609,410	12,786,059
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	51,381,876	51,884,203
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	15,212,340	15,308,940
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	106,218,352	106,888,538
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	12,032,153	12,041,380
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	73,659,835	74,419,896
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25(1)	231,481,283	231,376,368
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	182,135,964	184,240,000
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	90,416,079	89,603,430
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	22,283,067	22,111,494
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26	24,334,230	24,122,740
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	52,362,188	52,190,650
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	66,556,750	65,561,048
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	39,002,040	38,879,735
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	98,395,277	97,775,966
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,130,738	2,147,235
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	44,653,830	45,098,762
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	79,568,896	77,206,011
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	66,635,410	63,650,570
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	86,825,970	82,867,282
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	96,734,131	92,086,214
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	91,957,470	87,511,035
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	91,602,299	87,031,090
TOTAL U.S. TREASURY SECURITIES (Cost $2,997,379,557)		2,867,792,016

CORPORATE BONDS — 2.9%
Airlines†
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(2)	1,251,496	1,105,876
Banks — 0.6%
Bank of America Corp., VRN, 3.42%, 12/20/28	4,320,000	4,026,972
Bank of America Corp., VRN, 2.48%, 9/21/36	1,250,000	970,869
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	2,934,000	2,556,266
Barclays PLC, VRN, 2.28%, 11/24/27	2,885,000	2,559,587
Citigroup, Inc., VRN, 3.07%, 2/24/28	1,324,000	1,229,150
Citigroup, Inc., VRN, 3.52%, 10/27/28	2,012,000	1,881,633
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,475,000	2,206,615
US Bancorp, VRN, 2.49%, 11/3/36	3,795,000	3,096,692
		18,527,784
Capital Markets — 0.3%
Blue Owl Finance LLC, 4.125%, 10/7/51(2)	1,586,000	1,056,107
Deutsche Bank AG, VRN, 2.31%, 11/16/27	3,150,000	2,720,807
FS KKR Capital Corp., 4.25%, 2/14/25(2)	966,000	911,596
FS KKR Capital Corp., 3.125%, 10/12/28	1,318,000	1,052,476
Hercules Capital, Inc., 2.625%, 9/16/26	2,560,000	2,213,595
Main Street Capital Corp., 3.00%, 7/14/26	1,229,000	1,073,997
Morgan Stanley, VRN, 2.48%, 9/16/36	1,310,000	1,008,671
Prospect Capital Corp., 3.44%, 10/15/28	1,212,000	929,748
		10,966,997
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	3,266,000	2,754,098
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	1,500,000	1,186,284
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	841,000	607,346
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(2)	790,000	644,656
		5,192,384
Diversified Financial Services — 0.2%
Corebridge Financial, Inc., 3.85%, 4/5/29(2)	2,060,000	1,905,599
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	6,700,000	5,206,721
		7,112,320
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc., 1.75%, 1/20/31	5,515,000	4,434,935
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30	2,940,000	2,441,567
Duke Energy Progress LLC, 2.00%, 8/15/31	5,000,000	4,146,628
		6,588,195
Equity Real Estate Investment Trusts (REITs) — 0.1%
Broadstone Net Lease LLC, 2.60%, 9/15/31	1,377,000	1,124,512
LXP Industrial Trust, 2.375%, 10/1/31	1,925,000	1,490,378
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	1,794,000	1,390,016
STORE Capital Corp., 2.70%, 12/1/31	496,000	397,767
		4,402,673
Household Durables — 0.1%
Safehold Operating Partnership LP, 2.85%, 1/15/32	3,942,000	3,171,234
Insurance — 0.2%
Athene Global Funding, 3.21%, 3/8/27(2)	995,000	905,717
Athene Global Funding, 1.99%, 8/19/28(2)	3,871,000	3,217,684
SBL Holdings, Inc., 5.125%, 11/13/26(2)	2,626,000	2,551,652
		6,675,053
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	940,000	779,921

Discovery Communications LLC, 4.65%, 5/15/50		2,140,000	1,686,973
Paramount Global, 4.95%, 1/15/31		1,705,000	1,625,027
Paramount Global, 4.375%, 3/15/43		2,605,000	2,019,157
			6,111,078
Oil, Gas and Consumable Fuels — 0.1%
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30		1,950,000	1,753,229
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		666,000	447,082
Real Estate Management and Development†
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(2)		1,667,000	1,419,810
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)		2,198,000	2,060,432
Semiconductors and Semiconductor Equipment — 0.1%
Qorvo, Inc., 4.375%, 10/15/29		3,107,000	2,736,832
Qorvo, Inc., 3.375%, 4/1/31(2)		1,122,000	884,400
			3,621,232
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40		3,260,000	2,441,338
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31		5,000,000	4,285,040
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 8.10%, 7/15/36		1,953,000	2,283,010
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(2)		2,970,000	2,556,442
TOTAL CORPORATE BONDS (Cost $115,101,851)			95,156,144
ASSET-BACKED SECURITIES — 2.1%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)		6,430,298	5,511,963
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		1,322,987	1,293,168
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(2)	CAD	14,050,000	10,210,918
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		$9,600,000	8,776,011
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)		5,666,179	5,061,727
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)		5,757,869	5,226,809
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)		3,902,370	3,537,999
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)		2,304,987	2,094,832
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)		9,282,109	8,015,456
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)		7,347,000	6,937,177
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)		10,800,000	9,503,562
TOTAL ASSET-BACKED SECURITIES (Cost $73,369,904)			66,169,622
COLLATERALIZED LOAN OBLIGATIONS — 1.7%
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 3.73%, (3-month LIBOR plus 2.25%), 8/20/32(2)		3,125,000	2,960,811
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 3.26%, (3-month LIBOR plus 1.85%), 5/15/32(2)		8,450,000	7,925,068
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		5,000,000	4,210,168
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.70%), 4/15/33(2)		9,500,000	9,054,706
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(2)		7,575,000	7,088,647
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 3.06%, (1-month LIBOR plus 1.45%), 10/16/36(2)		9,067,000	8,606,780
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.86%, (3-month LIBOR plus 1.80%), 1/20/32(2)		10,000,000	9,742,044
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 3.24%, (3-month LIBOR plus 2.20%), 4/15/31(2)		6,050,000	5,746,289
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $58,704,391)			55,334,513
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)		7,950,000	6,688,714
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)		9,100,000	7,387,022

BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 3.32%, (1-month LIBOR plus 2.00%), 9/15/36(2)	9,200,000	8,599,900
BX Trust , Series 2019-OC11, Class A SEQ, 3.20%, 12/9/41(2)	13,875,000	12,434,703
OPG Trust, Series 2021-PORT, Class E, VRN, 2.85%, (1-month LIBOR plus 1.53%), 10/15/36(2)	12,090,000	11,067,342
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $53,865,387)		46,177,681
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	109,929	102,326
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	394,922	393,003
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	2,973,981	2,769,823
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	2,369,891	2,209,209
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.93%, (30-day average SOFR plus 1.00%), 9/25/31(2)	4,525,000	4,468,987
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	496,631	482,216
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,259,274	1,201,248
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(2)	6,871,830	5,705,675
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	2,954,152	2,700,563
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 11/21/34	23,978	22,932
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 3.42%, (1-month SOFR plus 2.30%), 6/17/37(2)	9,072,000	9,062,620
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,307,586	2,811,676
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	378,469	379,430
		32,309,708
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.87%, (1-month LIBOR plus 3.25%), 5/25/25	1,010,210	1,014,509
FNMA, Series 2014-C02, Class 2M2, VRN, 4.22%, (1-month LIBOR plus 2.60%), 5/25/24	279,594	279,745
		1,294,254
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,999,112)		33,603,962
SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper(3) — 2.4%
Credit Agricole Corporate and Investment Bank, 1.57%, 7/1/22(2)	28,500,000	28,498,769
Landesbank Baden-Wuerttemberg, 1.60%, 7/1/22(2)	50,000,000	49,997,853
		78,496,622
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,379	6,379
Repurchase Agreements†
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $242,936), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $237,239)		237,239
TOTAL SHORT-TERM INVESTMENTS (Cost $78,743,618)		78,740,240
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,413,163,820)		3,242,974,178
OTHER ASSETS AND LIABILITIES†		772,594
TOTAL NET ASSETS — 100.0%		$3,243,746,772

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,161,716	CAD	14,044,676	UBS AG	9/14/22	$249,037

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	620	September 2022	$69,595,000	$(693,865)
U.S. Treasury Long Bonds	127	September 2022	17,605,375	(339,576)
U.S. Treasury Ultra Bonds	77	September 2022	11,884,469	(368,306)
			$99,084,844	$(1,401,747)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.29%	1/25/24	$50,000,000	$670	$4,850,119	$4,850,789
CPURNSA	Receive	2.27%	1/26/24	$35,000,000	619	3,415,597	3,416,216
CPURNSA	Receive	1.62%	10/17/24	$27,000,000	(719)	3,371,077	3,370,358
CPURNSA	Receive	2.26%	2/1/25	$30,000,000	683	3,015,170	3,015,853
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(738)	5,163,352	5,162,614
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	637,944	638,468
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	586	1,840,210	1,840,796
CPURNSA	Receive	2.24%	1/11/26	$30,000,000	683	3,111,929	3,112,612
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	5,179,592	5,180,397
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	5,213,270	5,214,075
CPURNSA	Receive	2.33%	2/2/26	$17,000,000	604	1,680,465	1,681,069
CPURNSA	Receive	2.29%	2/2/26	$50,000,000	805	5,050,134	5,050,939
CPURNSA	Receive	2.30%	2/24/26	$12,000,000	573	1,188,261	1,188,834
CPURNSA	Receive	2.30%	2/24/26	$45,000,000	775	4,457,353	4,458,128
CPURNSA	Receive	2.29%	2/24/26	$13,000,000	579	1,294,561	1,295,140
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,309,025	3,308,250
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(846)	3,830,661	3,829,815
CPURNSA	Receive	1.79%	10/16/29	$17,500,000	(713)	2,139,489	2,138,776
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	3,416,652	3,415,887
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	2,912,589	2,911,851
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	534,508	533,965
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	856,604	857,153
CPURNSA	Receive	1.47%	6/5/30	$10,000,000	608	1,786,746	1,787,354
CPURNSA	Receive	1.92%	8/26/30	$25,000,000	770	3,622,878	3,623,648
CPURNSA	Receive	2.14%	12/16/30	$7,000,000	576	818,992	819,568
					$5,377	$72,697,178	$72,702,555

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(4)	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	$243,150
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	247,912
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	429,088
Barclays Bank PLC	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	736,571
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(2,677,284)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(1,766,164)
						$(2,786,727)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $26,928,920.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $299,277,479, which represented 9.2% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $263,705.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,867,792,016	—
Corporate Bonds	—	95,156,144	—
Asset-Backed Securities	—	66,169,622	—
Collateralized Loan Obligations	—	55,334,513	—
Commercial Mortgage-Backed Securities	—	46,177,681	—
Collateralized Mortgage Obligations	—	33,603,962	—
Short-Term Investments	6,379	78,733,861	—
	6,379	3,242,967,799	—
Other Financial Instruments
Swap Agreements	—	74,359,276	—
Forward Foreign Currency Exchange Contracts	—	249,037	—
	—	74,608,313	—
Liabilities
Other Financial Instruments
Futures Contracts	1,401,747	—	—
Swap Agreements	—	4,443,448	—
	1,401,747	4,443,448	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.